Trade receivables - Components of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 58,096	$ 57,937
Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets	54,308	48,119
Cost
Disclosure of financial assets [line items]
Financial assets	60,225	60,261
Cost | Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets	58,408	52,915
Impairment reserve
Disclosure of financial assets [line items]
Financial assets	(2,129)	(2,324)
Impairment reserve | Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets	$ (4,100)	$ (4,796)	$ (4,846)